Inventories (Tables)	3 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories as of March 31, 2017 and December 31, 2016 consist of the following:

	March 31, 2017	December 31, 2016
	(in millions)
Raw materials	$1,453	$1,185
Work-in-process	725	757
Finished goods	4,292	3,667
Total inventories	$6,470	$5,609